Fee and commission expense	12 Months Ended
Dec. 31, 2024
Fee and commission expense [abstract]
Fee and commission expense	Fee and commission expense

	2024	2023	2022
For credit and debit cards	145,291,281	147,594,366	156,516,380
For foreign trade transactions	61,852,231	40,302,506	6,682,733
For payment of wages	24,798,642	24,776,270	17,311,622
For new channels	18,907,569	13,154,114	8,787,795
For data processing	11,742,085	9,539,347	10,375,102
For advertising campaigns	659,815	2,207,485	1,753,646
Linked to transactions with securities	129,096	146,816	106,473
Other commission expenses	2,875,576	13,549,669	19,460,844
TOTAL	266,256,295	251,270,573	220,994,595